Derivative Liability related to the Offering Units (Details)	9 Months Ended
May 31, 2016 $ / shares shares
Common stock issuable upon exercise of Series O Warrants | shares	618,000
Common stock issuable upon exercise of Series P Warrants | shares	309,000
Stock price	$ 4.19
Volatility (Annual)	83.00%
Probability of Reset Adjustment	100.00%
Series O Warrants [Member]
Strike price	$ 3.10
Risk-free rate	0.78%
Maturity date	1 year 5 months 1 day
Series P Warrants [Member]
Strike price	$ 3.70
Risk-free rate	0.87%
Maturity date	1 year 10 months 28 days